Note 6 - Finance Income and Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of items of Finance Income and Finance Expenses, Including Foreign Exchange Gains and Losses

The table below presents the components of finance income and finance expenses, including foreign exchange gains and losses (in thousands):

	Year Ended December 31,
	2023	2024	2025
Finance income:
Interest income on cash and cash equivalents	$2,980	$3,396	$3,285
Interest income on Star X receivable	1,556	165	—
Other interest income	9	16	9
Gain on settlement of receivable from sale of investment	1,084	—	—
Fair value gain on short-term investments (Note 16)	3,243	—	—
Other finance income	5	—	—
Total finance income	8,876	3,577	3,294
Finance expenses:
Interest expense on lease liabilities (Note 13)	(356)	(518)	(461)
Other interest expense	(13)	(11)	(116)
Other finance expenses	(276)	(56)	(33)
Total finance expenses	(644)	(586)	(610)
Foreign exchange gain (loss):
Unrealized foreign exchange gain (loss)	(1,901)	1,248	181
Realized foreign exchange gain (loss)	938	(3,087)	(4,289)
Total foreign exchange gain (loss)	(963)	(1,839)	(4,108)
Net finance income (expense)	$7,269	$1,152	$(1,424)